Schedule of Investments (unaudited)
July 31, 2025
iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Angola — 0.4%
Azule Energy Finance PLC, 8.13%, 01/23/30(a)	$200	$200,880
Argentina — 0.3%
YPF SA, 9.00%, 06/30/29(a)(b)(c)	150	154,828
Brazil — 2.5%
Banco do Brasil SA, 6.25%, 04/18/30(a)	200	204,700
Braskem Netherlands Finance BV, 4.50%, 01/10/28(a)	200	153,000
CSN Resources SA, 4.63%, 06/10/31(a)	200	157,900
Itau Unibanco Holding SA/Cayman Island, 3.88%, 04/15/31, (5-year CMT + 3.446%)(a)(c)	200	198,360
Petrobras Global Finance BV, 6.85%, 06/05/2115(d)	100	88,940
Samarco Mineracao SA, 9.50%, 06/30/31, (9.05 % PIK)(a)(e)	115	113,830
Suzano Austria GmbH, 5.00%, 01/15/30	200	198,546
Vale Overseas Ltd., 6.40%, 06/28/54	100	97,600
		1,212,876
Cayman Islands — 0.4%
QNB Finance Ltd., 5.55%, 04/02/29, (1-day SOFR + 1.200%)(c)	200	202,750
Chile — 1.8%
Colbun SA, 3.15%, 03/06/30(a)	200	186,126
Corp. Nacional del Cobre de Chile
3.15%, 01/14/30(a)	200	186,444
4.50%, 08/01/47(a)	200	155,280
Enel Chile SA, 4.88%, 06/12/28	100	100,585
Inversiones CMPC SA, 6.13%, 02/26/34(a)	200	205,700
		834,135
China — 4.9%
Alibaba Group Holding Ltd., 4.50%, 11/28/34	200	192,984
Amipeace Ltd., 2.25%, 10/22/30(a)	200	181,872
BOC Aviation Ltd., 3.50%, 09/18/27(a)	200	195,974
China Cinda 2020 I Management Ltd., 3.13%, 03/18/30(a)	200	186,392
China Construction Bank Corp/Hong Kong, 4.92%, 07/16/27, (1-day SOFR Index + 0.550%)(a)(c)	200	200,194
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29	200	189,960
Huarong Finance II Co. Ltd., 4.88%, 11/22/26(a)	200	199,870
Industrial & Commercial Bank of China Ltd., 3.20%, (5-year CMT + 2.368%)(a)(c)(f)	200	196,472
Prosus NV, 4.19%, 01/19/32(a)	300	281,531
Sinopec Group Overseas Development 2018 Ltd., 2.70%, 05/13/30(a)	200	187,358
Tencent Holdings Ltd.
2.88%, 04/22/31(a)	200	184,742
3.84%, 04/22/51(a)	200	152,696
		2,350,045
Colombia — 0.8%
Ecopetrol SA
4.63%, 11/02/31	100	86,262
5.88%, 05/28/45	100	70,887
6.88%, 04/29/30	100	100,130
8.88%, 01/13/33	100	104,900
		362,179
Guatemala — 0.8%
CT Trust, 5.13%, 02/03/32(a)	200	187,250
Millicom International Cellular SA, 4.50%, 04/27/31(a)	200	183,200
		370,450
Security	Par (000)	Value
Hong Kong — 1.8%
AIA Group Ltd., 3.20%, 09/16/40(a)	$200	$152,903
FWD Group Holdings Ltd., 7.64%, 07/02/31(a)	200	221,104
Melco Resorts Finance Ltd., 7.63%, 04/17/32(a)	200	205,250
MTR Corp. Ltd., 4.88%, 04/01/35(a)	200	203,688
Prudential Funding Asia PLC, 3.13%, 04/14/30	50	47,091
Seaspan Corp., 5.50%, 08/01/29(a)	50	47,431
		877,467
Hungary — 0.4%
OTP Bank Nyrt, 7.30%, 07/30/35, (5-year CMT + 2.861%)(a)(c)	200	207,024
India — 2.5%
Adani Ports & Special Economic Zone Ltd., 4.38%, 07/03/29(a)	200	189,810
JSW Steel Ltd., 3.95%, 04/05/27(a)	200	194,449
Power Finance Corp. Ltd., 3.95%, 04/23/30(a)	200	192,902
Reliance Industries Ltd., 2.88%, 01/12/32(a)	250	222,018
State Bank of India/London, 4.88%, 05/05/28(a)	200	200,658
Vedanta Resources Finance II PLC, 11.25%, 12/03/31(a)	200	208,250
		1,208,087
Indonesia — 1.2%
Freeport Indonesia PT, 5.32%, 04/14/32(a)	200	201,000
Minejesa Capital BV, 4.63%, 08/10/30(a)	158	156,321
Pertamina Persero PT, 5.63%, 05/20/43(a)	200	191,450
		548,771
Israel — 1.5%
Energian Israel Finance Ltd., 5.88%, 03/30/31(g)	50	46,625
Israel Electric Corp. Ltd., 3.75%, 02/22/32(g)	200	180,500
Leviathan Bond Ltd., 6.50%, 06/30/27(g)	100	99,375
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	99	96,649
4.10%, 10/01/46	100	70,405
5.13%, 05/09/29	200	199,980
		693,534
Kazakhstan — 0.4%
KazMunayGas National Co. JSC, 3.50%, 04/14/33(a)	200	173,978
Kuwait — 0.4%
MEGlobal BV, 2.63%, 04/28/28(a)	200	188,836
Luxembourg — 0.3%
Altice Financing SA, 5.00%, 01/15/28(a)	200	160,060
Macau — 1.0%
Sands China Ltd., 2.85%, 03/08/29	300	277,598
Wynn Macau Ltd., 5.63%, 08/26/28(a)	200	197,820
		475,418
Malaysia — 1.8%
Axiata SPV2 Bhd, 2.16%, 08/19/30(a)	200	177,584
Gohl Capital Ltd., 4.25%, 01/24/27(a)	200	198,200
Petronas Capital Ltd.
2.48%, 01/28/32(a)	200	175,182
3.40%, 04/28/61(a)	200	131,036
4.55%, 04/21/50(a)	200	170,301
		852,303
Mexico — 2.8%
America Movil SAB de CV, 4.70%, 07/21/32	200	197,188
BBVA Bancomer SA/Texas, 5.13%, 01/18/33, (5-year CMT + 2.650%)(a)(c)	200	192,650
Cemex SAB de CV, 3.88%, 07/11/31(a)	200	184,580
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32	150	122,007

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mexico (continued)
Grupo Televisa SAB, 6.63%, 01/15/40	$50	$46,388
Petroleos Mexicanos
6.38%, 01/23/45	100	75,125
6.63%, 06/15/35	30	26,661
6.70%, 02/16/32	100	95,000
6.75%, 09/21/47	200	154,300
7.69%, 01/23/50	100	84,380
8.75%, 06/02/29	100	105,229
Southern Copper Corp., 6.75%, 04/16/40	50	54,513
		1,338,021
Morocco — 0.4%
OCP SA, 6.88%, 04/25/44(a)	200	195,367
Panama — 0.3%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61(a)	200	143,364
Peru — 0.7%
Consorcio Transmantaro SA, 4.70%, 04/16/34(a)	200	194,000
Petroleos del Peru SA, 4.75%, 06/19/32(a)	200	159,938
		353,938
Philippines — 0.4%
San Miguel Global Power Holdings Corp., 8.75%, (5-year CMT + 7.732%)(a)(c)(f)	200	200,000
Qatar — 0.7%
Ooredoo International Finance Ltd., 4.50%, 01/31/43(a)	200	177,116
QatarEnergy, 3.30%, 07/12/51(a)	200	135,750
		312,866
Saudi Arabia — 2.4%
Gaci First Investment Co.
5.00%, 01/29/29(a)	200	202,084
5.25%, 10/13/32(a)	200	204,250
Greensaif Pipelines Bidco SARL, 6.51%, 02/23/42(a)	200	209,000
SA Global Sukuk Ltd., 2.69%, 06/17/31(a)	200	178,800
Saudi Arabian Oil Co., 4.38%, 04/16/49(a)	200	158,386
Saudi Electricity Sukuk Programme Co., 5.19%, 02/13/34(a)	200	202,104
		1,154,624
Singapore — 1.6%
DBS Group Holdings Ltd., 1.19%, 03/15/27(a)	200	190,528
Oversea-Chinese Banking Corp. Ltd., 5.52%, 05/21/34, (5-year CMT + 1.030%)(a)(c)	200	206,300
SingTel Group Treasury Pte Ltd., 2.38%, 08/28/29(a)	200	186,050
United Overseas Bank Ltd., 2.00%, 10/14/31, (5-year CMT + 1.230%)(a)(c)	200	193,606
		776,484
South Africa — 1.1%
Anglo American Capital PLC
2.88%, 03/17/31(a)	200	181,312
3.95%, 09/10/50(a)	200	147,936
Sasol Financing USA LLC, 6.50%, 09/27/28	200	192,550
		521,798
South Korea — 2.1%
LG Energy Solution Ltd., 5.50%, 07/02/34(a)	200	197,894
POSCO, 5.75%, 01/17/28(a)	200	204,700
Shinhan Bank Co. Ltd., 1.38%, 10/21/26(a)	200	193,153
SK Hynix Inc., 6.38%, 01/17/28(a)	200	207,374
Woori Bank, 4.88%, 01/26/28(a)	200	202,238
		1,005,359
Security	Par (000)	Value
Taiwan — 1.3%
TSMC Arizona Corp.
3.13%, 10/25/41	$200	$156,568
3.88%, 04/22/27	300	297,441
TSMC Global Ltd., 2.25%, 04/23/31(a)	200	178,240
		632,249
Thailand — 0.8%
Bangkok Bank PCL/Hong Kong, 3.73%, 09/25/34, (5-year CMT + 1.900%)(a)(c)	200	186,121
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31, (5-year CMT + 1.700%)(a)(c)	200	194,926
		381,047
Turkey — 0.9%
Turkiye Vakiflar Bankasi TAO, 8.99%, 10/05/34, (5-year CMT + 4.669%)(a)(c)	200	208,000
Yapi ve Kredi Bankasi A/S, 9.25%, 01/17/34, (5-year CMT + 5.278%)(a)(c)	200	209,886
		417,886
United Arab Emirates — 2.5%
Abu Dhabi National Energy Co. PJSC, 6.50%, 10/27/36(a)	100	111,480
DIB Sukuk Ltd., 4.80%, 08/16/28(a)	200	200,300
DP World Ltd./United Arab Emirates, 6.85%, 07/02/37(a)	100	111,063
Emirates NBD Bank PJSC, 5.88%, 10/11/28(a)	200	208,438
First Abu Dhabi Bank PJSC, 4.50%, (5-year CMT + 4.138%)(a)(c)(f)	200	198,126
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 03/31/34(a)	147	131,260
MDGH GMTN RSC Ltd., 5.50%, 04/28/33(a)	200	209,100
		1,169,767
United Kingdom — 2.3%
CK Hutchison International 19 II Ltd., 2.75%, 09/06/29(a)	300	280,335
Standard Chartered PLC
4.64%, 04/01/31, (1-year CMT + 3.850%)(a)(c)	200	198,027
5.91%, 05/14/35, (1-year CMT + 1.450%)(a)(c)	200	208,044
6.30%, 01/09/29, (1-year CMT + 2.450%)(a)(c)	200	207,600
7.63%, , (5-year CMT + 3.023%)(a)(c)(f)	200	206,780
		1,100,786
United States — 0.8%
Avianca Midco 2 PLC, 9.00%, 12/01/28(a)	100	94,875
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.00%, 05/15/32	100	87,347
5.75%, 04/01/33	87	88,890
Las Vegas Sands Corp., 3.90%, 08/08/29	100	95,384
		366,496
Zambia — 0.4%
First Quantum Minerals Ltd., 9.38%, 03/01/29(a)	200	211,250
Total Corporate Bonds & Notes — 44.7% (Cost: $20,858,257)		21,354,923
Foreign Government Obligations(h)
Angola — 0.6%
Angolan Government International Bond, 8.75%, 04/14/32(a)	300	272,343
Argentina — 2.0%
Argentina Republic Government International Bond
1.00%, 07/09/29	40	32,353
1.75%, 07/09/30(b)	344	264,383

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Argentina (continued)
3.50%, 07/09/41(b)	$220	$133,540
4.38%, 07/09/46(b)	48	30,373
4.75%, 07/09/35(b)	520	341,432
5.00%, 01/09/38(b)	225	156,950
		959,031
Bahrain — 1.7%
Bahrain Government International Bond
5.63%, 09/30/31(a)	200	192,824
5.63%, 05/18/34(a)	200	186,106
7.38%, 05/14/30(a)	200	210,026
CBB International Sukuk Programme Co. WLL, 6.25%, 10/18/30(a)	200	205,225
		794,181
Brazil — 1.2%
Brazil Government International Bond
5.63%, 01/07/41	100	89,300
5.63%, 02/21/47	200	162,800
8.25%, 01/20/34	100	114,350
Brazilian Government International Bond, 3.88%, 06/12/30	200	188,400
		554,850
Chile — 1.1%
Chile Government International Bond
2.45%, 01/31/31	200	178,800
4.00%, 01/31/52	200	152,800
4.34%, 03/07/42	200	172,450
		504,050
China — 0.4%
China Government International Bond, 1.75%, 10/26/31(a)	200	179,512
Colombia — 1.7%
Colombia Government International Bond
4.13%, 02/22/42	200	131,000
4.13%, 05/15/51	200	119,200
4.50%, 03/15/29	200	191,500
6.13%, 01/18/41	200	167,400
8.00%, 04/20/33	200	210,400
		819,500
Costa Rica — 0.4%
Costa Rica Government International Bond, 7.30%, 11/13/54(a)	200	207,465
Dominican Republic — 2.3%
Dominican Republic International Bond
4.50%, 01/30/30(a)	150	143,025
4.88%, 09/23/32(a)	150	138,613
5.30%, 01/21/41(a)	150	130,200
5.50%, 02/22/29(a)	200	199,700
6.40%, 06/05/49(a)	150	142,631
6.50%, 02/15/48(a)	150	144,188
6.85%, 01/27/45(a)	100	100,125
7.45%, 04/30/44(a)	100	105,425
		1,103,907
Ecuador — 0.9%
Ecuador Government International Bond
0.00%, 07/31/30(a)(i)	25	17,925
5.50%, 07/31/40(a)(b)	120	74,738
6.90%, 07/31/30(a)(b)	135	117,884
Security	Par (000)	Value
Ecuador (continued)
6.90%, 07/31/35(a)(b)	$267	$198,515
		409,062
Egypt — 1.9%
Egypt Government International Bond
5.88%, 02/16/31(a)	200	176,700
7.30%, 09/30/33(a)	200	178,937
7.60%, 03/01/29(a)	200	202,200
7.63%, 05/29/32(a)	200	187,938
8.88%, 05/29/50(a)	200	167,190
		912,965
El Salvador — 0.3%
El Salvador Government International Bond, 9.25%, 04/17/30(a)	150	158,025
Ghana — 0.6%
Ghana Government International Bond
5.00%, 07/03/29(a)(b)	148	139,851
5.00%, 07/03/35(a)(b)	179	143,890
		283,741
Hungary — 1.6%
Hungary Government International Bond
5.25%, 06/16/29(a)	300	302,612
5.50%, 06/16/34(a)	200	197,423
6.75%, 09/25/52(a)	200	205,746
7.63%, 03/29/41	40	45,688
		751,469
India — 0.4%
Export-Import Bank of India, 3.25%, 01/15/30(a)	200	188,606
Indonesia — 2.0%
Indonesia Government International Bond
3.70%, 10/30/49	200	150,400
3.85%, 10/15/30	200	195,000
4.55%, 01/11/28	200	201,500
4.85%, 01/11/33	200	199,500
Perusahaan Penerbit SBSN Indonesia III, 5.20%, 07/02/34(a)	200	202,500
		948,900
Ivory Coast — 0.4%
Ivory Coast Government International Bond, 8.25%, 01/30/37(a)	200	197,152
Jamaica — 0.5%
Jamaica Government International Bond, 8.00%, 03/15/39(d)	200	234,835
Jordan — 0.4%
Jordan Government International Bond, 5.85%, 07/07/30(a)	200	194,288
Kazakhstan — 0.5%
Kazakhstan Government International Bond, 6.50%, 07/21/45(a)	200	215,520
Kenya — 0.8%
Republic of Kenya Government International Bond
8.00%, 05/22/32(a)	200	189,862
9.75%, 02/16/31(a)	200	206,000
		395,862

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Kuwait — 0.4%
Kuwait International Government Bond, 3.50%, 03/20/27(a)	$200	$197,250
Lebanon — 0.1%
Lebanon Government International Bond
6.60%, 11/27/26(a)(j)(k)	200	37,000
6.65%, 02/26/30(a)(j)(k)	150	27,750
		64,750
Mexico — 1.9%
Mexico Government International Bond
3.50%, 02/12/34	200	167,650
4.28%, 08/14/41	200	153,552
5.00%, 04/27/51	200	154,600
5.55%, 01/21/45	50	44,703
6.00%, 05/07/36	200	196,800
6.35%, 02/09/35	200	203,175
		920,480
Morocco — 0.4%
Morocco Government International Bond, 6.50%, 09/08/33(a)	200	211,566
Nigeria — 1.2%
Nigeria Government International Bond
7.70%, 02/23/38(a)	200	177,376
8.38%, 03/24/29(a)	200	205,188
8.75%, 01/21/31(a)	200	205,500
		588,064
Oman — 2.0%
Oman Government International Bond
5.63%, 01/17/28(a)	300	306,475
6.00%, 08/01/29(a)	200	209,912
6.75%, 10/28/27(a)	200	208,784
6.75%, 01/17/48(a)	200	214,800
		939,971
Pakistan — 0.4%
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/29(a)	200	200,200
Panama — 1.8%
Panama Government International Bond
2.25%, 09/29/32	300	229,800
3.16%, 01/23/30	200	180,400
3.87%, 07/23/60	200	116,400
4.50%, 04/16/50	200	136,650
8.00%, 03/01/38	200	216,375
		879,625
Paraguay — 0.4%
Paraguay Government International Bond, 4.95%, 04/28/31(a)	200	198,600
Peru — 1.5%
Peru Government International Bond
2.78%, 01/23/31	200	179,700
3.00%, 01/15/34	100	83,650
3.30%, 03/11/41	50	37,263
3.55%, 03/10/51	50	33,755
3.60%, 01/15/72	100	60,675
5.38%, 02/08/35	150	149,550
5.63%, 11/18/50	200	189,000
		733,593
Security	Par (000)	Value
Philippines — 2.1%
Philippines Government International Bond
1.65%, 06/10/31	$200	$170,800
3.00%, 02/01/28	200	193,625
3.20%, 07/06/46	200	141,500
3.75%, 01/14/29	200	196,072
3.95%, 01/20/40	200	173,100
6.38%, 10/23/34	100	110,200
		985,297
Poland — 2.4%
Bank Gospodarstwa Krajowego
5.38%, 05/22/33(a)	200	202,516
5.75%, 07/09/34(a)	200	206,886
Republic of Poland Government International Bond
4.88%, 02/12/30	100	102,117
4.88%, 10/04/33	100	99,450
5.13%, 09/18/34	100	100,430
5.50%, 11/16/27	70	72,092
5.50%, 04/04/53	130	121,582
5.50%, 03/18/54	200	186,750
5.75%, 11/16/32	70	73,766
		1,165,589
Qatar — 0.7%
Qatar Government International Bond
5.10%, 04/23/48(a)	200	190,953
9.75%, 06/15/30(a)	100	124,219
		315,172
Romania — 2.1%
Romania Government International Bond
3.00%, 02/14/31(a)	100	87,187
3.63%, 03/27/32(a)	100	87,344
4.00%, 02/14/51(a)	100	64,715
5.25%, 11/25/27(a)	150	150,530
5.75%, 03/24/35(a)	100	94,600
6.13%, 01/22/44(a)	100	91,790
6.38%, 01/30/34(a)	100	99,800
7.50%, 02/10/37(a)	100	106,125
7.63%, 01/17/53(a)	100	104,480
Romanian Government International Bond, 5.88%, 01/30/29(a)	100	101,517
		988,088
Saudi Arabia — 2.7%
Saudi Government International Bond
3.25%, 10/26/26(a)	200	196,750
3.63%, 03/04/28(a)	200	196,026
3.75%, 01/21/55(a)	200	137,562
4.38%, 04/16/29(a)	200	199,276
4.50%, 10/26/46(a)	200	166,000
5.00%, 04/17/49(a)	200	175,077
5.50%, 10/25/32(a)	200	208,648
		1,279,339
Senegal — 0.3%
Senegal Government International Bond, 6.25%, 05/23/33(a)	200	148,688
Serbia — 0.4%
Serbia International Bond, 6.00%, 06/12/34(a)	200	203,562
South Africa — 1.0%
Republic of South Africa Government International Bond
5.00%, 10/12/46	200	139,500

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Africa (continued)
5.75%, 09/30/49	$200	$149,606
5.88%, 04/20/32	200	195,200
		484,306
South Korea — 0.8%
Korea Electric Power Corp., 4.88%, 01/31/27(a)	200	200,972
Korea Gas Corp., 3.88%, 07/13/27(a)	200	197,722
		398,694
Sri Lanka — 0.6%
Sri Lanka Government International Bond
3.10%, 01/15/30(a)(b)	42	37,375
3.35%, 03/15/33(a)(b)	81	66,443
3.60%, 05/15/36(a)(b)	38	31,851
3.85%, 02/15/38(a)(b)	76	63,729
4.00%, 04/15/28(a)	39	36,786
5.10%, 06/15/35(a)(b)	55	38,965
		275,149
Supranational — 0.8%
Africa Finance Corp., 3.75%, 10/30/29(a)	200	187,626
African Export-Import Bank (The), 3.99%, 09/21/29(a)	200	183,500
		371,126
Turkey — 3.0%
Hazine Mustesarligi Varlik Kiralama AS, 8.51%, 01/14/29(a)	200	213,625
Turkey Government International Bond
5.25%, 03/13/30	200	191,100
6.00%, 03/25/27	200	201,650
7.63%, 05/15/34	200	207,000
9.88%, 01/15/28	200	218,563
Turkiye Government International Bond
5.75%, 05/11/47	200	152,850
9.38%, 01/19/33	200	227,562
		1,412,350
Ukraine — 0.6%
Ukraine Government International Bond
3.00%, 02/01/34(a)(b)	64	24,203
3.00%, 02/01/35(a)(b)	54	25,600
3.00%, 02/01/36(a)(b)	45	21,333
6.00%, 02/01/29(a)(b)(k)	22	13,196
6.00%, 02/01/34(a)(b)	107	55,131
6.00%, 02/01/35(a)(b)	200	102,510
6.00%, 02/01/36(a)(b)	86	43,123
		285,096
United Arab Emirates — 1.8%
Abu Dhabi Government International Bond
1.88%, 09/15/31(a)	200	175,221
3.13%, 10/11/27(a)	200	195,939
4.13%, 10/11/47(a)	200	165,876
Finance Department Government of Sharjah, 4.00%, 07/28/50(a)	200	129,812
UAE International Government Bond, 4.05%, 07/07/32(a)	200	197,102
		863,950
Security	Par (000)	Value
Uruguay — 1.3%
Oriental Republic of Uruguay, 5.25%, 09/10/60	$85	$76,628
Uruguay Government International Bond
4.38%, 10/27/27	110	110,275
4.38%, 01/23/31	100	99,750
4.98%, 04/20/55	110	96,690
5.10%, 06/18/50	200	183,400
5.44%, 02/14/37	50	51,075
		617,818
Total Foreign Government Obligations — 52.4% (Cost: $23,822,314)		25,013,587
Total Long-Term Investments — 97.1% (Cost: $44,680,571)		46,368,510
	Shares
Short-Term Securities
Money Market Funds — 3.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(l)(m)(n)	1,715,325	1,715,325
Total Short-Term Securities — 3.6% (Cost: $1,510,000)		1,715,325
Total Investments — 100.7% (Cost: $46,190,571)		48,083,835
Liabilities in Excess of Other Assets — (0.7)%		(339,755)
Net Assets — 100.0%		$47,744,080

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	All or a portion of this security is on loan.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	Perpetual security with no stated maturity date.
(g)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(h)	U.S. dollar denominated security issued by foreign domiciled entity.
(i)	Zero-coupon bond.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Non-income producing security.
(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
(n)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$1,267,302	$448,023 (a)	$—	$—	$—	$1,715,325	1,715,325	$21,121 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$21,354,923	$—	$21,354,923
Foreign Government Obligations	—	25,013,587	—	25,013,587
Short-Term Securities
Money Market Funds	1,715,325	—	—	1,715,325
	$1,715,325	$46,368,510	$—	$48,083,835

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
CMT	Constant Maturity Treasury
JSC	Joint Stock Company
PIK	Payment-in-kind
PJSC	Public Joint Stock Company
SOFR	Secured Overnight Financing Rate